Cost of sales (Tables)	12 Months Ended
Jun. 30, 2023
Cost of Sales [Abstract]
Schedule of Cost of Sales
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020

Inventories at beginning	-	-	-	-
Inventories incorporated through the business combination	(532,231)	-	-	-
Purchases	(788,751)	-	-	-
Production costs
Payroll and and professional fees	(121,285)	-	-	-
Maintenance, energy and fuel related to fixed assets	(77,495)	-	-	-
Amortization and depreciation	(23,398)	-	-	-
Other production costs	(31,050)	-	-	-
Sub-total Production costs	(253,228)	-	-	-
Foreign currency translation	60,108	-	-	-
Sub-total	(1,514,102)	-	-	-
Inventories as of the end	465,748	-	-	-
Cost of sales	(1,048,354)	-	-	-